Fair Value Measurements Fair Value Measurements (FY) (Details) - USD ($) $ in Thousands, shares in Millions	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability										$ (21,000)	$ (3,600)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Value, High							$ 8,000
Impairment of real estate assets	$ 25,199	$ 10,939			$ 38,916	$ 10,939	$ 40,782	$ 0	$ 0
Phillips Edison Limited Partnership
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
OP units issued, shares			39.4	39.4
OP Units | Phillips Edison Limited Partnership
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
OP units issued, shares			12.5	12.5			12.5
Fair Value, Recurring | Fair Value Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earn-out liability	32,000		$ 38,000	$ 38,000	39,500	38,000	$ 38,000	38,000		32,000	39,500	$ 38,000
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at December 31, 2017					39,500	38,000	38,000
Balance at December 31, 2018	32,000		38,000	38,000	32,000		39,500	38,000
Fair Value, Recurring | Phillips Edison Limited Partnership | Fair Value Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earn-out liability	32,000		38,000	38,000	39,500	38,000	38,000	38,000		32,000	39,500	38,000
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at December 31, 2017					39,500	$ 38,000	38,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings							1,500
Balance at December 31, 2018	$ 32,000		$ 38,000	$ 38,000	$ 32,000		$ 39,500	$ 38,000
Fair Value, Recurring | Interest Rate Swap | Designated as Hedging Instrument | Fair Value Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets										5,324	29,708	16,496
Derivative liability										(21,007)	(3,633)	$ (61)
Fair Value, Nonrecurring | Fair Value Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired real estate assets, net										$ 120,510	$ 71,991